Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.K. provision at statutory rate	19.00%	19.00%	19.00%
Valuation allowance	$ 19,059	$ 11,240
Net operating loss carry forward	164,900
Uncertain income tax	$ 0	$ 0